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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

                    Commission File Number of issuing entity:
                                  333-131209-16

                           RASC Series 2007-EMX1 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131209

                    Residential Asset Securities Corporation
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                New York                                            None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
      organization of the issuing entity)                    Identification No.)


   c/o Residential Funding Company, LLC, as Master Servicer
                8400 Normandale Lake Boulevard                     55437
                        Minneapolis, Minnesota 55437               (Zip Code)
          (Address of principal executive offices of
                        issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

   Title of Class                Registered/reported pursuant to (check one)                      Name of exchange
                                                                                                 (If Section 12(b))
                                          Section 12(b)    Section 12(g)     Section 15(d)
Home Equity Mortgage Asset-Backed
Pass-Through Certificates, Series
2007-EMX1, in the classes specified herein    [___]            [___]             [ X ]             _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated March 8, 2007 relating to the RASC Series 2007-EMX1 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated December 6, 2006 (collectively, the "Prospectus"), of the RASC Series 2007-EMX1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-I-1, Class A-I-2, Class A-I-3, Class A-I-4 and Class A-II Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Three Months Ended March 31, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

ITEM 8 - Other Information.

Nothing to report


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


ITEM 9 - Exhibits

         (a)      Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

Exhibit 99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Three Months Ended March 31, 2007

         (b)      Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of February 1, 2007, by and among Residential Asset Securities Corporation, as depositor, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 12, 2007, between Residential Funding Company, LLC and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 10.3 Swap Confirmation (including the Schedule and Credit Support Annex), dated as of March 12, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-EMX1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27,
                  2007).

Exhibit 10.4 The Financial Guaranty Insurance Policy, dated as of March 12, 2007, Policy No. 07030010, issued by Financial Guaranty Insurance Company (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders


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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                                      RASC Series 2007-EMX1 Trust
                                      (Issuing entity)

                                      By:    Residential Funding Company, LLC,
                                             as Master Servicer


                                             By:  /s/ Darsi Meyer
                                                  Name:   Darsi Meyer
                                                  Title:  Director


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


             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

                                                                    EXHIBIT 99.2




CONSOLIDATED FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries
March 31, 2007


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